United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	June 30, 2004

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 1

If amended report is a restatement, check here: [X]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.


Comment: This amended return reflects non-material adjustments to the aggregateshares under management.
         There are no new holdings in this amendment.



                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                            June 30, 2004

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto Culver Co. CL-B        Com              013068101     7521   150000 SH       SOLE                  150000
Alleghany Corp                 Com              017175100    10294    35868 SH       SOLE                   35868
Allied Capital                 Com              01903Q108     6105   250000 SH       SOLE                  250000
Altria Group Inc.              Com              02209s103    12553   250800 SH       SOLE                  250800
Anadarko Pete Corp.            Com              032511107     8204   140000 SH       SOLE                  140000
Anglogold Ltd ADR              Com              035128206     4837   150400 SH       SOLE                  150400
Archer-Daniels-Midland         Com              039483102     5034   300000 SH       SOLE                  300000
Automatic Data Processing      Com              053015103    13624   325300 SH       SOLE                  325300
BJ's Wholesale Club Inc.       Com              05548J106     5482   219300 SH       SOLE                  219300
Berkshire Hathaway B           Com              084670207    29639    10030 SH       SOLE                   10030
Bristol-Myers Squibb           Com              110122108     7355   300200 SH       SOLE                  300200
Coca-Cola Company              Com              191216100    13912   275600 SH       SOLE                  275600
ConocoPhillips                 Com              20825C104     7652   100300 SH       SOLE                  100300
Diageo Plc-ADR                 Com              25243q205    12319   225000 SH       SOLE                  225000
Exxon Mobil Corp               Com              30231G102     8456   190400 SH       SOLE                  190400
First Health Group Corp.       Com              320960107     3902   250000 SH       SOLE                  250000
Gannett Company                Com              364730101     8485   100000 SH       SOLE                  100000
General Electric Co.           Com              369604103    21109   651500 SH       SOLE                  651500
Genuine Parts Co.              Com              372460105    10932   275500 SH       SOLE                  275500
Gold Fields Ltd ADR            Com              38059t106     5533   526460 SH       SOLE                  526460
Grainger, W.W. Inc.            Com              384802104     5750   100000 SH       SOLE                  100000
Honda Motor Co. ADR            Com              438128308    12179   500800 SH       SOLE                  500800
Hubbell Inc. Cl B              Com              443510201     5605   120000 SH       SOLE                  120000
Invacare Corp                  Com              461203101     6708   150000 SH       SOLE                  150000
Johnson & Johnson              Com              478160104    12271   220300 SH       SOLE                  220300
Kraft Foods, Inc               Com              50075N104    11088   350000 SH       SOLE                  350000
LaBranche & Co Inc             Com              505447102     3999   475000 SH       SOLE                  475000
Leucadia National Corp         Com              527288104     9204   185200 SH       SOLE                  185200
Marathon Oil Corp              Com              565849106     5700   150625 SH       SOLE                  150625
Markel Corporation             Com              570535104     9726    35050 SH       SOLE                   35050
Merck & Co.                    Com              589331107    12602   265300 SH       SOLE                  265300
Newmont Mining Corp.           Com              651639106     5814   150000 SH       SOLE                  150000
Old Republic Intl              Com              680223104     6582   277500 SH       SOLE                  277500
Placer Dome, Inc.              Com              725906101     4992   300000 SH       SOLE                  300000
Saul Centers Inc.              Com              804395101     3211   100000 SH       SOLE                  100000
Shell Transport ADR            Com              822703609     8940   200000 SH       SOLE                  200000
Sherwin-Williams Co.           Com              824348106     6232   150000 SH       SOLE                  150000
Washington Post - Cl B         Com              939640108    13969    15020 SH       SOLE                   15020
White Mountains Ins            Com              G9618E107     8670    17000 SH       SOLE                   17000